Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jan. 02, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SELECT COMFORT CORPORATION AND SUBSIDIARIES
Schedule II - Valuation and Qualifying Accounts
(in thousands)

Description	2015	2014	2013
Allowance for doubtful accounts
Balance at beginning of period	$739	$425	$348
Additions charged to costs and expenses	1,577	729	776
Deductions from reserves	(1,277)	(415)	(699)
Balance at end of period	$1,039	$739	$425

Accrued sales returns
Balance at beginning of period	$15,262	$9,433	$5,330
Additions charged to costs and expenses	84,265	78,890	59,656
Deductions from reserves	(78,965)	(73,061)	(55,553)
Balance at end of period	$20,562	$15,262	$9,433